Share capital - Summary of outstanding and exercisable (Detail) options in Thousands	12 Months Ended
Dec. 31, 2022 options $ / shares
Exercise price range one [Member]
Statement [Line Items]
Number of share options	3,770
Number of share options Vested	3,770
Expiry date	Feb – Dec 2023
Exercise price range Two [Member]
Statement [Line Items]
Number of share options	1,545
Number of share options Vested	1,545
Exercise price per share | $ / shares	$ 0.365
Expiry date	Dec 2024
Exercise price range Three [Member]
Statement [Line Items]
Number of share options	1,255
Number of share options Vested	1,255
Exercise price per share | $ / shares	$ 0.51
Expiry date	Dec 2025
Exercise price range Four [Member]
Statement [Line Items]
Number of share options	920
Number of share options Vested	920
Exercise price per share | $ / shares	$ 0.77
Expiry date	Dec 2026
Exercise price range Five [Member]
Statement [Line Items]
Number of share options	1,047
Number of share options Vested	972
Expiry date	April - Nov 2027
Exercise price range Six [Member]
Statement [Line Items]
Number of share options	8,537
Number of share options Vested	8,462
Bottom of range [member] | Exercise price range one [Member]
Statement [Line Items]
Exercise price per share | $ / shares	$ 0.365
Bottom of range [member] | Exercise price range Five [Member]
Statement [Line Items]
Exercise price per share | $ / shares	0.82
Top of range [member] | Exercise price range one [Member]
Statement [Line Items]
Exercise price per share | $ / shares	0.77
Top of range [member] | Exercise price range Five [Member]
Statement [Line Items]
Exercise price per share | $ / shares	$ 1.14